================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05620

                       The Zweig Total Return Fund, Inc.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                               -----------------

                           900 Third Ave, 31st Floor
                           New York, NY 10022 -4728
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               -----------------

          Kevin J. Carr, Esq.
 Chief Legal Officer and Secretary for           John H. Beers, Esq.
              Registrant                     Vice President and Counsel
    Phoenix Life Insurance Company         Phoenix Life Insurance Company
           One American Row                       One American Row
        Hartford, CT 06103-2899                Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 800-272-2700

                     Date of fiscal year end: December 31

                 Date of reporting period: September 30, 2006

                               -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Glossary

ADR (American Depositary Receipt): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

                       THE ZWEIG TOTAL RETURN FUND, INC.

               SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                              September 30, 2006
                                  (Unaudited)

                                                              Par
                                                            (000's)      Value
                                                           ---------  ------------
  INVESTMENTS
  U.S. GOVERNMENT SECURITIES                      53.96%
  U.S. TREASURY BONDS -- 32.51%
     U.S. Treasury Bond 9.25%, 2/15/16/(e)/............    $ 20,000   $ 26,918,760
     U.S. Treasury Bond 7.50%, 11/15/16/(e)/...........      20,000     24,500,000
     U.S. Treasury Bond 8.75%, 5/15/17.................      22,000     29,375,148
     U.S. Treasury Bond 8.875%, 2/15/19/(e)/...........      15,000     20,709,375
     U.S. Treasury Bond 6.375%, 8/15/27/(e)/...........      11,500     13,805,394
     U.S. Treasury Bond 6.125%, 11/15/27/(d)(e)/.......      17,500     20,468,157
     U.S. Treasury Bond 4.50%, 2/15/36/(e)/............      20,000     19,164,060
                                                                      ------------
                                                                       154,940,894
                                                                      ------------
  U.S. TREASURY NOTES -- 21.45%
     U.S. Treasury Inflation Indexed Note 1.625%,
       1/15/15/(e)(h)/.................................      27,000     27,364,819
     U.S. Treasury Note 3.00%, 2/15/08/(e)/............      38,000     37,098,982
     U.S. Treasury Note 4.00%, 11/15/12/(e)/...........      18,500     17,918,989
     U.S. Treasury Note 4.50%, 2/15/16/(e)/............      20,000     19,799,220
                                                                      ------------
                                                                       102,182,010
                                                                      ------------
         Total U.S. Government Securities (Identified Cost
           $257,535,072)......................................         257,122,904
                                                                      ------------
  AGENCY NON-MORTGAGE BACKED SECURITIES            5.41%
     FNMA 3.15%, 5/28/08...............................      26,570     25,799,736
                                                                      ------------
         Total Agency Non-Mortgage Backed
           Securities (Identified Cost $26,614,300)...........          25,799,736
                                                                      ------------

                                                           Number of
                                                            Shares
                                                           ---------
  DOMESTIC COMMON STOCKS                          31.66%
  CONSUMER DISCRETIONARY -- 3.91%
     Abercrombie & Fitch Co./(e)/......................      44,000      3,057,120
     Ford Motor Corp./(e)/.............................     399,000      3,227,910
     Gap, Inc. (The)...................................     140,000      2,653,000
     McDonald's Corp...................................      92,000      3,599,040
     Newell Rubbermaid, Inc./(e)/......................     123,000      3,483,360
     Nike, Inc. Class B................................      30,000      2,628,600
                                                                      ------------
                                                                        18,649,030
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                     Number of
                                                      Shares      Value
                                                     --------- -----------
     CONSUMER STAPLES -- 3.04%
        Archer-Daniels-Midland Co.................     53,000  $ 2,007,640
        Costco Wholesale Corp./(e)/...............     49,000    2,434,320
        Kimberly-Clark Corp.......................     64,000    4,183,040
        PepsiCo, Inc./(d)/........................     44,000    2,871,440
        Procter & Gamble Co.......................     48,000    2,975,040
                                                               -----------
                                                                14,471,480
                                                               -----------
     ENERGY -- 2.00%
        ConocoPhillips............................     49,000    2,916,970
        Halliburton Co............................     69,000    1,963,050
        Occidental Petroleum Corp./(e)/...........     50,000    2,405,500
        Valero Energy Corp........................     44,000    2,264,680
                                                               -----------
                                                                 9,550,200
                                                               -----------
     FINANCIALS -- 8.73%
        Allstate Corp.............................     62,000    3,889,260
        Bank of America Corp./(d)/................    100,000    5,357,000
        Goldman Sachs Group, Inc..................     17,000    2,875,890
        Huntington Bancshares, Inc./(e)/..........    186,000    4,450,980
        JPMorgan Chase & Co.......................     86,000    4,038,560
        Merrill Lynch & Co., Inc..................     39,000    3,050,580
        Morgan Stanley............................     49,000    3,572,590
        New York Community Bancorp, Inc./(e)/.....    209,000    3,423,420
        PNC Financial Services Group, Inc.........     48,000    3,477,120
        Wachovia Corp./(e)/.......................     69,000    3,850,200
        Wells Fargo & Co./(e)/....................    100,000    3,618,000
                                                               -----------
                                                                41,603,600
                                                               -----------
     HEALTH CARE -- 4.04%
        Amgen, Inc./(b)(e)/.......................     34,000    2,432,020
        Bristol-Myers Squibb Co...................    192,000    4,784,640
        Gilead Sciences, Inc./(b)(e)/.............     40,000    2,748,000
        Merck & Co., Inc..........................     82,000    3,435,800
        Pfizer, Inc...............................    135,000    3,828,600
        UnitedHealth Group, Inc...................     41,000    2,017,200
                                                               -----------
                                                                19,246,260
                                                               -----------
     INDUSTRIALS -- 2.63%
        AMR Corp./(b)(e) /........................    100,000    2,314,000
        Boeing Co. (The)..........................     31,000    2,444,350
        Continental Airlines, Inc. Class B/(b)(e)/     77,000    2,179,870
        General Electric Co./(d)/.................     90,000    3,177,000
        L-3 Communications Holdings, Inc./(d)(e)/.     21,000    1,644,930
        Norfolk Southern Corp./(e)/...............     18,000      792,900
                                                               -----------
                                                                12,553,050
                                                               -----------

        See notes to schedule of investments and securities sold short

                                                           Number of
                                                            Shares       Value
                                                           ---------  ------------
   INFORMATION TECHNOLOGY -- 4.37%
      Cisco Systems, Inc./(b)/.........................     118,000   $  2,714,000
      EMC Corp./(b)/...................................     190,000      2,276,200
      Hewlett-Packard Co...............................      82,000      3,008,580
      International Business Machines Corp.............      37,000      3,031,780
      Microsoft Corp...................................     106,000      2,896,980
      National Semiconductor Corp./(e)/................      90,000      2,117,700
      Palm, Inc./(b)(e)/...............................     135,000      1,965,600
      QUALCOMM, Inc....................................      78,000      2,835,300
                                                                      ------------
                                                                        20,846,140
                                                                      ------------
   MATERIALS -- 1.19%
      Dow Chemical Co./(d)/............................      96,000      3,742,080
      Freeport-McMoRan Copper & Gold, Inc. Class B
        (Indonesia)/(c)(e)/............................      36,000      1,917,360
                                                                      ------------
                                                                         5,659,440
                                                                      ------------
   TELECOMMUNICATIONS SERVICES -- 1.75%
      AT&T Corp./(e)/..................................     131,000      4,265,360
      Verizon Communications, Inc./(e)/................     110,000      4,084,300
                                                                      ------------
                                                                         8,349,660
                                                                      ------------
          Total Domestic Common Stocks (Identified Cost
            $127,004,307).....................................         150,928,860
                                                                      ------------
   FOREIGN COMMON STOCKS/(c)/                      3.49%
   CONSUMER DISCRETIONARY -- 0.68%
      Honda Motor Co., Ltd. ADR (Japan)/(d)/...........      64,000      2,152,320
      Sony Corp. ADR (Japan)...........................      27,000      1,089,720
                                                                      ------------
                                                                         3,242,040
                                                                      ------------
   ENERGY -- 0.43%
      Nabors Industries Ltd. (United States)/(b)(e)/...      69,000      2,052,750
                                                                      ------------
   FINANCIALS -- 0.79%
      Deutsche Bank AG (Germany).......................      31,000      3,741,700
                                                                      ------------
   INFORMATION TECHNOLOGY -- 1.59%
      Amdocs Ltd. (United States)/(b)/.................      57,000      2,257,200
      Nokia Oyj ADR (Finland)..........................     143,000      2,815,670
      Seagate Technology (Singapore)/(b)(e)/...........     109,000      2,516,810
                                                                      ------------
                                                                         7,589,680
                                                                      ------------
          Total Foreign Common Stocks (Identified Cost
            $14,086,941)......................................          16,626,170
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                          Number of
                                                           Shares           Value
                                                         -----------  ------------
EXCHANGE TRADED FUNDS                            0.76%
   iShares MSCI Japan Index Fund.....................         50,000  $    677,000
   NASDAQ-100 Shares/(e)/............................         73,000     2,967,450
                                                                      ------------
       Total Exchange Traded Funds (Identified Cost $3,416,339)          3,644,450
                                                                      ------------
       Total Long Term Investments -- 95.28% (Identified Cost
         $428,656,959)........................................         454,122,120
                                                                      ------------
SHORT-TERM INVESTMENTS                          17.29%
MONEY MARKET MUTUAL FUNDS -- 13.07%
   State Street Navigator Prime Plus (5.28% seven
     day effective yield)/(f)/ (Identified Cost
     $62,279,383)....................................     62,279,383    62,279,383
                                                                      ------------

                                                             Par
                                                           (000's)
                                                         -----------
COMMERCIAL PAPER/(g)/ -- 4.22%
   Manhattan Associates, Inc. 5.37%, 10/2/06.........    $     5,100     5,099,239
   Rabobank USA Finance Corp. 5.35%, 10/2/06.........         15,000    14,997,771
                                                                      ------------
       Total Commercial Paper (Identified Cost $20,097,010)...          20,097,010
                                                                      ------------
       Total Short-Term Investments (Identified Cost
         $82,376,393).........................................          82,376,393
                                                                      ------------
       Total Investments (Identified Cost $511,033,352) --
         112.57%..............................................         536,498,513/(a)/
       Securities Sold Short (Proceeds $2,416,630) -- (0.77)%.          (3,661,000)
       Other Assets Less Liabilities -- (11.80)%..............         (56,222,171)
                                                                      ------------
       Net Assets -- 100.00%..................................        $476,615,342
                                                                      ============

--------
 (a) Federal Tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $33,748,483 and gross depreciation of $8,402,601 for federal tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $511,152,631.
 (b) Non-income producing.
 (c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria in Note 1D "Foreign security country determination" in the Notes to Schedule of Investments and Securities Sold Short.
 (d) Position, or a portion thereof, has been segregated to collateralize for securities sold short.
 (e) All or a portion of security is on loan.
 (f) Represents security purchased with cash collateral for securities on loan.
 (g) The rate shown is the discount rate.
 (h) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

        See notes to schedule of investments and securities sold short

                                                          Number of
                                                           Shares        Value
                                                          --------- ----------
 SECURITIES SOLD SHORT
 DOMESTIC COMMON STOCKS                           0.44%
 CONSUMER DISCRETIONARY -- 0.44%
    Wendy's International, Inc........................     31,000   $2,077,000
                                                                    ----------
        Total Domestic Common Stocks (Proceeds
          $1,076,734).............................                   2,077,000
                                                                    ----------
 EXCHANGE TRADED FUNDS                            0.33%
    iShares Russell 2000 Index Fund...................     22,000    1,584,000
                                                                    ----------
        Total Exchange Traded Funds (Proceeds $1,339,896)...         1,584,000
                                                                    ----------
        Total Securities Sold Short (Proceeds $2,416,630)...        $3,661,000/(i)/
                                                                    ==========



--------
 (i) Federal Tax information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $0 and gross depreciation of $1,244,370 for federal income tax purposes. At September 30,2006, the aggregate proceeds of securities sold short for federal tax purposes was ($2,416,630).

        See notes to schedule of investments and securities sold short

                       THE ZWEIG TOTAL RETURN FUND, INC.

          NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

                              September 30, 2006
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Zweig Total Return Fund, Inc. (the "Fund") in the preparation of the Schedule of Investments and Securities Sold Short. The preparation of the Schedule of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments and Securities Sold Short. Actual results could differ from those estimates.

  A. Security Valuation

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

  B. Security Transactions and Related Income

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. Foreign Currency Translation

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

  D. Foreign Security Country Determination

   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

  E. Short Sales

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At September 30, 2006, the value of securities sold short amounted to $3,661,000 against which collateral of $20,829,789 was held. The collateral includes the deposits with the broker for securities held short and the value of the segregated investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

  F. Security Lending

   The Fund loans securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2 -- CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

NOTE 3 -- INDEMNIFICATIONS

   Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NOTE 4 -- SUBSEQUENT EVENT

   Effective November 9, 2006 Daniel T. Geraci resigned as director and president of the Fund, coincident with the notification of his resignation from Phoenix Investment Partners Ltd., parent of the adviser, and subsidiary of The Phoenix Companies, Inc.

Item 2. Controls and Procedures.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              The Zweig Total Return Fund, Inc.

By (Signature and Title)* /s/ Nancy G. Curtiss
                          -------------------------
                          Nancy G. Curtiss, Principal Executive Officer and Treasurer
                          (principal executive officer)

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nancy G. Curtiss
                          ------------------
                          Nancy G. Curtiss, Principal Executive Officer and Treasurer
                          (principal executive officer)

Date November 27, 2006

By (Signature and Title)* /s/ Nancy G. Curtiss
                          ------------------
                          Nancy G. Curtiss, Treasurer
                          (principal financial officer)

Date November 27, 2006

--------
/*/ Print the name and title of each signing officer under his or her signature.